Off-balance Sheet Items - Schedule of Counter-guarantees, Classified by Type (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [abstract]
Other Preferred Guarantees Received	$ 16,764	$ 99,452
Other Guarantees Received	$ 533,240	$ 430,557